Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Condensed Consolidated Balance Sheets
Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	As of December 31,
	2021	2020
Accounts receivable:
Joyn	$5	$—
Motif	3,020	2,403
Genomatica	—	1,500
Allonnia	849	1,309
Arcaea	724	—

	$4,598	$5,212

Deferred revenue, current and non-current:
Joyn	$4,608	$9,862
Motif	52,171	53,952
Genomatica	17,111	30,128
Allonnia	38,016	26,064
Arcaea	47,356	—
Other equity investees	1,559	72

	$160,821	$120,078

Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss
Related party transactions included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Foundry revenue:
Joyn	$5,254	$7,273	$9,349
Motif	20,224	20,798	18,986
Genomatica	12,868	9,431	6,248
Allonnia	5,126	4,960	—
Arcaea	3,676	—	—
Other equity investees	13	73	685

	$47,161	$42,535	$35,268